Earnings Per Share - Schedule of Basic and Diluted Per Share (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Basic and Diluted Per Share [Abstract]
Net income (loss) attributable to Telesat Corporation Shares	$ (35,269)	$ 17,901	$ (29,811)	$ 38,591
Effect of diluted securities		1,852		3,789
Diluted net income (loss) attributable to Telesat Corporation Shares	$ (35,269)	$ 19,753	$ (29,811)	$ 42,380